Reserves - Schedule of Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of reserves within equity [abstract]
Number of options, Beginning balance (in shares) | shares	4,741,930	6,875,616
Number of options, Issued (in shares) | shares	12,500	0
Number of options, Exercised (in shares) | shares	(726,300)	(1,731,761)
Number of options, Forfeited (in shares) | shares	(931,073)	(401,925)
Number of options, Ending balance (in shares) | shares	3,097,057	4,741,930
Weighted average exercise price, Beginning balance | $ / shares	$ 26.49	$ 25.24
Weighted average exercise price, Issued | $ / shares	22.25	0.00
Weighted average exercise price, Exercised | $ / shares	22.18	23.23
Weighted average exercise price, Forfeited | $ / shares	27.77	19.17
Weighted average exercise price, Ending balance | $ / shares	$ 27.05	$ 26.49